General and administrative expenses - Stock compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocated Sharebased Compensation Expense [Abstract]
Stock compensation expense	$ 2,458	$ 4,806	$ 6,936